Other Information: Employees	12 Months Ended
Dec. 31, 2022
Other Information: Employees
Other Information: Employees

29. Other Information: Employees

The Group had an average of 861 employees (2021: 799; 2020: 620) in the reporting period. The employees are classified in industrial employees and commercial employees. In 2022, the industrial employees amount totaled to 556 (2021: 546; 2020: 424) and the commercial employees amount totaled to 305 (2021: 253; 2020: 197). These figures also include temporary employees, who are reported under personnel expenses.